Accrued Expenses (Details) - USD ($)	Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Schedule of Accrued Expenses [Abstract]
Accrued licensing agreement fees	$ 65,000		$ 120,000		$ 182,009
Accrued services	1,118,872	[1]	600,339	[1],[2]	31,186
Accrued issuance costs	30,933		28,083		22,015
Accrued payroll	256,926		223,195		28,252
Advances			50,000
Other	6,947	[3]		[3]	881
Total accrued expenses	$ 1,478,678		$ 1,021,617		$ 264,343

[1]	The accrued services related to legal and other service costs in the amount of $1,029,069 and $89,803 as of June 30, 2018, respectively, and $553,037 and $47,302 as of December 31, 2017, respectively. Legal costs in 2017 were largely associated with the Acquisition, and legal costs in 2018 related largely to the issuance of our convertible notes and other securities matters.
[2]	The 2017 accrued services related to legal and other service costs in the amount of $553,037 and $47,302, respectively, largely related to costs associated with the Acquisition.
[3]	Accrued expenses include an obligation to issue stock options to a consultant that has met vesting requirements as of June 30, 2018 in the amount of $6,947. See Note 10 - Stock-Based Compensation for further detail.